Taxation - Composition of income tax benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Composition of income tax benefit
Current income tax expense	¥ 1,331
Deferred income tax expense/(benefit)	(128,338)	$ (18,607)	¥ 168,643	¥ (22,847)
Income tax (benefit)/expense	¥ (127,007)	$ (18,414)	¥ 168,643	¥ (22,847)